CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 1,295	$ 4,553
Accounts Receivable
Accounts receivable (net of allowance of $13 and $14)	13	14
Customers	1,491	1,222
Others	535	607
Properties and Equipment
Net properties and equipment	28,615	27,451
Accumulated depreciation, depletion and amortization	37,905	34,107
Other assets	2,336	2,211
Goodwill and Other Intangible Assets	5,630	5,662
Accounts Payable [Abstract]
Accounts payable	2,003	1,894
Other ($15 and $1 related to VIEs)	161	266
Other Long-term Liabilities
Asset retirement obligations ($260 and $143 related to VIEs)	$ 2,847	$ 2,500
Common stock, par value (in usd per share)	$ 0.1	$ 0.1
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	576,600,000	574,200,000
Treasury stock, shares (in shares)	87,200,000	43,400,000
Variable Interest Entity, Primary Beneficiary [Member]
Current Assets
Cash and cash equivalents	$ 92	$ 80
Accounts Receivable
Customers	138	106
Others	15	19
Properties and Equipment
Net properties and equipment	6,612	5,731
Other assets	868	579
Goodwill and Other Intangible Assets	1,163	1,191
Accounts Payable [Abstract]
Accounts payable	263	305
Other ($15 and $1 related to VIEs)	15	1
Other Long-term Liabilities
Asset retirement obligations ($260 and $143 related to VIEs)	$ 260	$ 143